Property, plant and equipment - Summary of Acquisitions and Capitalized Interest by Operating Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	€ 1,261	€ 1,459	€ 1,394
Capitalized interest	14	21	20
Pharmaceuticals
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	846	1,014	1,005
Pharmaceuticals | Industrial facilities
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	682	769	741
Pharmaceuticals | Research sites
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	87	14	138
Pharmaceuticals | Other
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	77	231	126
Vaccines
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	405	440	379
Consumer Healthcare
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	€ 10	€ 5	€ 10